UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 137.5%
Corporate — 3.3%
New Jersey EDA, RB, Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, AMT, 5.30%, 6/01/15 (a)	$2,500	$2,688,000
New Jersey EDA, RB, New Jersey American Water Co. Inc. Project:
Series A, AMT (AMBAC), 5.25%, 11/01/32	3,000	3,036,870
Series B, AMT, 5.60%, 11/01/34	2,150	2,275,044
New Jersey EDA, Refunding RB, New Jersey American Water Co. Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,500	2,616,800
		10,616,714
County/City/Special District/School District — 19.5%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	2,690	2,747,512
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
4.50%, 7/01/32	4,605	4,611,171
4.50%, 7/01/33	1,395	1,394,051
4.50%, 7/01/37	1,470	1,462,341
County of Middlesex New Jersey, COP (NPFGC):
5.25%, 6/15/23	1,550	1,554,495
Refunding, 5.50%, 8/01/16	1,375	1,380,569
County of Union New Jersey, GO:
4.00%, 3/01/29	2,590	2,622,142
4.00%, 3/01/30	2,590	2,593,885
4.00%, 3/01/31	2,925	2,893,790
East Orange Board of Education, COP (AGM), 5.50%, 8/01/12	2,800	2,858,688
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	1,235	1,302,320
4.25%, 3/01/35	1,300	1,365,091
4.30%, 3/01/36	1,370	1,438,157
Essex County Improvement Authority, LRB, County Correctional Facility Project, Series A (FGIC), 5.00%, 10/01/13 (c)	4,400	4,778,972

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Essex County Improvement Authority, Refunding RB:
Consolidated (AMBAC), 5.25%, 12/15/18	$1,000	$1,166,790
Project Consolidation (NPFGC), 5.50%, 10/01/27	250	293,182
Project Consolidation (NPFGC), 5.50%, 10/01/28	4,840	5,654,233
Hudson County Improvement Authority, RB:
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	750	791,407
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	2,000	2,132,500
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	3,600	3,859,236
Middlesex County Improvement Authority, RB, Senior Citizens Housing Project, AMT (AMBAC), 5.50%, 9/01/30	500	500,175
Monmouth County Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,016
5.38%, 12/01/18	5	5,016
Morristown Parking Authority, RB (NPFGC):
5.00%, 8/01/30	1,830	1,916,358
5.00%, 8/01/33	3,000	3,115,080
New Jersey State Transit Corp., COP, Subordinate, Federal Transit Administration Grants, Series A (AGM), 5.00%, 9/15/21	2,000	2,081,840
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	850	923,636
6.75%, 12/01/38	500	582,875
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.38%, 8/15/28	400	416,188
South Jersey Port Corp., Refunding RB:
4.50%, 1/01/15	3,750	3,857,925
4.50%, 1/01/16	1,920	1,968,749
		62,273,390

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education — 17.2%
New Jersey EDA, RB, International Center For Public Health Project, University of Medicine and Dentistry (AMBAC), 6.00%, 6/01/32	$5,000	$5,002,850
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	1,200	1,282,692
Montclair State University, Series A (AMBAC), 5.00%, 7/01/22	2,880	3,058,646
Richard Stockton College, Series F (NPFGC), 5.00%, 7/01/31	2,625	2,674,560
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	3,615	4,037,883
Rowan University, Series C (NPFGC), 5.00%, 7/01/14 (c)	3,260	3,630,597
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	9,740	10,136,710
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	3,775	3,682,097
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	3,000	3,120,690
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,208,637
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	900	848,835
Rowan University, Series B, 5.00%, 7/01/15	335	370,852
Stevens Institute of Technology, Series A, 5.00%, 7/01/27	2,800	2,828,700
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	900	879,651
William Paterson University, Series C (AGC), 5.00%, 7/01/28	250	265,693
William Paterson University, Series C (AGC), 4.75%, 7/01/34	4,000	4,119,520
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	1,000	1,060,260
University of Medicine & Dentistry of New Jersey, COP (NPFGC), 5.00%, 6/15/29	2,000	2,012,580
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/27	4,740	4,779,295
		55,000,748

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health — 18.0%
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	$3,080	$3,362,959
Greystone Park Psychiatric Hospital (AMBAC), 5.00%, 9/15/23	10,775	11,204,491
Hackensack University Medical (AGC), 5.13%, 1/01/27	1,500	1,573,770
Meridian Health, Series I (AGC), 5.00%, 7/01/38	765	775,771
Meridian Health, Series II (AGC), 5.00%, 7/01/38	6,360	6,449,549
Meridian Health, Series V (AGC), 5.00%, 7/01/38	3,950	4,005,616
South Jersey Hospital, 6.00%, 7/01/12 (c)	5,440	5,647,481
Virtua Health (AGC), 5.50%, 7/01/38	3,035	3,179,618
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., Series A (AMBAC), 6.00%, 7/01/13 (d)	4,000	4,358,320
Atlantic City Medical Center, 6.25%, 7/01/12 (c)	925	956,811
Atlantic City Medical Center, 5.75%, 7/01/25	3,500	3,577,816
Barnabas Health, Series A, 5.00%, 7/01/24	1,820	1,807,224
Barnabas Health, Series A, 5.63%, 7/01/32	1,100	1,096,579
Barnabas Health, Series A, 5.63%, 7/01/37	3,060	3,037,142
Hackensack University Medical (AGM), 4.63%, 1/01/30	5,480	5,469,643
Meridian Health System Obligation Group (AGM), 5.38%, 7/01/24	1,000	1,001,100
		57,503,890
Housing — 5.1%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	9,245	9,481,117
Series A, AMT (NPFGC), 4.85%, 11/01/39	935	864,997
Series AA, 6.50%, 10/01/38	2,075	2,251,354
Series B (AGM), 1.10%, 5/01/12	2,850	2,856,013
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.70%, 10/01/37	745	726,435
		16,179,916

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Other — 0.2%
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	$620	$610,291
State — 32.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 4.20%, 11/01/23 (e)	9,000	5,466,690
CAB, Series B, 4.48%, 11/01/25 (e)	10,000	5,380,200
Election of 2005, Series A, 5.80%, 11/01/21	1,960	2,266,858
Election of 2005, Series A, 5.80%, 11/01/23	2,730	3,148,482
Garden State Preservation Trust, Refunding RB, Series C (AGM):
5.25%, 11/01/20	5,000	6,061,650
5.25%, 11/01/21	7,705	9,397,943
New Jersey EDA, RB:
Cigarette Tax, 5.63%, 6/15/19	1,000	1,000,320
Cigarette Tax (Radian), 5.75%, 6/15/29	2,000	1,948,040
Cigarette Tax (Radian), 5.50%, 6/15/31	585	543,219
Cigarette Tax (Radian), 5.75%, 6/15/34	1,180	1,113,047
Liberty State Park Project, Series C (AGM), 5.00%, 3/01/22	2,670	2,902,824
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	1,785	1,966,624
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	4,000	4,367,720
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/26	7,500	8,225,775
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,105	11,498,894
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/34	2,000	2,032,280
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	9,000	9,176,940
School Facilities Construction, Series O, 5.25%, 3/01/23	1,420	1,516,248
School Facilities Construction, Series Y, 5.00%, 9/01/33	3,000	3,080,100
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	2,800	3,083,808
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	2,000	2,053,780
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,136,720
New Jersey Educational Facilities Authority, RB, Higher Education Capital Improvement, Series A (AMBAC), 5.13%, 9/01/12 (c)	5,500	5,721,320

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	$5,890	$6,637,735
5.50%, 3/01/22	3,150	3,545,104
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	1,080	1,130,306
		104,402,627
Tobacco — 1.6%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (c)	4,755	5,249,235
Transportation — 36.8%
Delaware River Port Authority, RB (AGM):
Port District Project, Series B, 5.63%, 1/01/26	2,425	2,428,274
Series D, 5.00%, 1/01/40	3,700	3,822,470
Delaware River Port Authority Pennsylvania & New Jersey, RB (AGM):
5.50%, 1/01/12	5,000	5,020,150
5.63%, 1/01/13	6,000	6,024,300
New Jersey State Turnpike Authority, RB, Growth & Income Securities, Series B (AMBAC), 4.77%, 1/01/15 (b)	7,615	6,606,012
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/26	4,900	5,637,646
Series A (AGM), 5.25%, 1/01/29	2,000	2,302,820
Series A (AGM), 5.25%, 1/01/30	4,000	4,624,120
Series A (BHAC), 5.25%, 1/01/29	500	581,130
Series C (NPFGC), 6.50%, 1/01/16	910	1,072,499
Series C (NPFGC), 6.50%, 1/01/16 (c)	4,355	4,825,253
Series C-2005 (NPFGC), 6.50%, 1/01/16 (c)	255	310,460
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 5.90%, 12/15/32 (e)	4,050	1,186,650
CAB, Series C (AMBAC), 6.15%, 12/15/35 (e)	1,400	324,604
CAB, Series C (AMBAC), 6.17%, 12/15/36 (e)	5,500	1,194,380
Series A, 6.00%, 6/15/35	4,365	5,011,238
Series A (AGC), 5.63%, 12/15/28	2,000	2,191,820
Series A (AGM), 5.50%, 12/15/22	150	175,385
Series A (AMBAC), 5.00%, 12/15/32	1,425	1,482,014
Series A (NPFGC), 5.75%, 6/15/24	1,205	1,399,077
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Series A (AGM), 5.25%, 12/15/20	10,750	12,385,612

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System (concluded):
Series B (NPFGC), 5.50%, 12/15/21	$9,165	$10,635,066
Port Authority of New York & New Jersey, RB:
Consolidated 163rd Series, 5.00%, 7/15/39	11,460	12,156,310
JFK International Air Terminal, 6.00%, 12/01/42	2,500	2,614,300
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	13,500	13,537,260
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/15	1,500	1,596,855
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/25	3,000	2,919,480
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	5,175	5,694,570
		117,759,755
Utilities — 3.2%
Essex County Utilities Authority, Refunding RB (AGC):
4.00%, 4/01/12	1,000	1,014,500
4.13%, 4/01/22	2,000	2,030,360
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20	4,335	4,754,845
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 5.61%, 9/01/28 (e)	6,600	2,598,816
		10,398,521
Total Municipal Bonds in New Jersey		439,995,087
Guam — 0.6%
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	1,860	1,917,958
Puerto Rico — 10.7%

Health — 0.5%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.50%, 11/15/20	1,750	1,756,510
Housing — 1.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	4,500	4,663,260

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
State — 4.4%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	$2,080	$2,159,955
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 6.94%, 7/01/37 (e)	4,000	694,000
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	2,125	2,248,994
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	2,500	2,695,400
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C (AGM), 5.13%, 8/01/42	6,120	6,282,302
		14,080,651
Transportation — 1.3%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	3,750	4,046,512
Utilities — 3.0%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.13%, 7/01/47	4,120	4,171,912
Puerto Rico Electric Power Authority, RB, Series RR (CIFG), 5.00%, 7/01/28	4,100	4,120,172
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/26	1,325	1,410,211
		9,702,295
Total Municipal Bonds in Puerto Rico		34,249,228
Total Municipal Bonds – 148.8%		476,162,273

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New Jersey — 7.1%
Housing — 1.6%
New Jersey State Housing & Mortgage Finance Agency, RB, Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	4,790	5,178,517
State — 3.5%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	9,160	11,379,010

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	4

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Jersey (concluded)
Transportation — 2.0%
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$5,998	$6,293,910
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 7.1%		22,851,437
Total Long-Term Investments (Cost – $481,002,653) – 155.9%		499,013,710

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (g)(h)	6,673,402	6,673,402
Total Short-Term Securities (Cost – $6,673,402) – 2.1%		6,673,402
Total Investments (Cost - $487,676,055*) – 158.0%		505,687,112
Other Assets Less Liabilities – 0.1%		245,424
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (4.1)%		(13,275,963)
VRDP Shares, at Liquidation Value – (54.0)%		(172,700,000)
Net Assets Applicable to Common Shares – 100.0%		$319,956,573

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$474,636,331
Gross unrealized appreciation	$20,476,277
Gross unrealized depreciation	(2,688,426)
Net unrealized appreciation	$17,787,851

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF New Jersey Municipal Money Fund	9,941,803	(3,268,401)	6,673,402	$1,123

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	5

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$499,013,710	—	$499,013,710
Short-Term Securities	$6,673,402	—	—	6,673,402
Total	$6,673,402	$499,013,710	—	$505,687,112

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date: December 21, 2011